1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

July 31, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO ETF Trust (the “Trust” or “Registrant”)

 (File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 100 (“PEA 100”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 102 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 100 is being made to make: (i) changes to derivatives-related disclosures of certain actively-managed series of the Registrant; (ii) changes to the name, principal investment strategies and principal risks of the PIMCO Inflation-Linked Active Exchange-Traded Fund (formerly, the PIMCO Real Return Exchange-Traded Fund); and (iii) corresponding edits to the Registrant’s prospectuses and Statement of Additional Information. PEA 100 does not affect the currently effective prospectuses for other series of the Trust’s shares.

Because of the limited scope of changes made in this Post-Effective Amendment, we believe that PEA 100 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of PEA 100 limited to the changes discussed in (i) – (iii) above. Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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